REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE 16	REGULATORY MATTERS

The Bank is subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators regarding components, risk weightings, and other factors, and the regulators can lower classifications in certain cases. Failure to meet various capital requirements can initiate regulatory action that could have a direct material effect on the Corporation’s financial statements.

The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required. The minimum requirements are:

	Capital to risk-weighted assets		Tier 1 capital
	Total	Tier 1	to average assets
Well capitalized	10%	6%	5%
Adequately capitalized	8%	4%	4%
Undercapitalized	6%	3%	3%

At year-end 2011, actual capital levels and minimum required levels, (in thousands) for the Bank were as follows:

			Minimum Required		Minimum Required
			For Capital		To Be Well
	Actual		Adequacy Purposes		Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$28,729	12.0%	$19,139	8.0%	$23,923	10.0%
Tier 1 capital (to risk-weighted assets)	$25,729	10.8%	$9,569	4.0%	$14,354	6.0%
Tier 1 capital (to average assets)	$25,729	8.9%	$11,558	4.0%	$14,448	5.0%

At year-end 2010, actual capital levels and minimum required levels, (in thousands) for the Bank were as follows:

			Minimum Required		Minimum Required
			For Capital		To Be Well
	Actual		Adequacy Purposes		Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$26,367	11.3%	$18,752	8.0%	$23,441	10.0%
Tier 1 capital (to risk-weighted assets)	$23,434	10.0%	$9,376	4.0%	$14,064	6.0%
Tier 1 capital (to average assets)	$23,434	7.6%	$12,375	4.0%	$15,469	5.0%

Based on the most recent notifications from its regulators, the Bank has been categorized as “well-capitalized” at year-end 2011. Management is not aware of any conditions or events since its last notification that would affect the Bank’s “well-capitalized” status.

Dividend payments to the holding company by its subsidiaries are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. Dividends paid by the Bank are the primary source of funds available to the Corporation for payment of dividends to shareholders and for other working capital needs. Ohio law prohibits the Bank, without the prior approval of the Ohio Division of Financial Institutions, from paying dividends in an amount greater than the lesser of its undivided profits or the total of its net income for that year, combined with its retained net income from the preceding two years. The payment of dividends by any financial institution or its holding company is also affected by the requirement to maintain adequate capital pursuant to applicable capital adequacy guidelines and regulations, and a financial institution generally is prohibited from paying any dividends if, following payment thereof, the institution would be under-capitalized. As described above, the Bank exceeded its minimum capital requirements under applicable guidelines at year-end. The amount of dividends available to the Corporation from the Bank at December 31, 2011, was approximately $9,590,000.